NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I

                                              2929 ALLEN PARKWAY
                                              HOUSTON, TEXAS 77019
                                              OCTOBER 1, 2000
PROSPECTUS

North American Funds Variable Product Series I, American General Series Portfolio Company prior to October 1, 2000 (the "Series Company") is a mutual fund made up of 19 separate Funds (the "Funds"), four of which are described in the prospectus. Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus.

As of October 1, 2000, the name of each Fund has changed. The investment objectives, policies, and strategies have not changed, just the Fund names. Here is a list of the old and new names for the Funds:

              NAME PRIOR TO OCTOBER 1, 2000                                 NAME AS OF OCTOBER 1, 2000
----------------------------------------------------------  ----------------------------------------------------------
International Equities Fund                                 North American-AG International Equities Fund
MidCap Index Fund                                           North American-AG MidCap Index Fund
Money Market Fund                                           North American-AG 1 Money Market Fund
Stock Index Fund                                            North American-AG Stock Index Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS


                                                   PAGE
                                                   ----
COVER PAGE
WELCOME TO AMERICAN GENERAL....................      1
ABOUT THE FUNDS................................      1
     Growth and Stability Categories...........      1
FUND FACT SHEETS...............................      2
     North American-AG International Equities
       Fund ("International Equities").........      2
     North American-AG MidCap Index Fund
       ("MidCap Index")........................      4
     North American-AG 1 Money Market Fund
       ("Money Market")........................      6
     North American-AG Stock Index Fund ("Stock
       Index").................................      8
MORE ABOUT PORTFOLIO INVESTMENTS...............     10
     Equity Securities.........................     10
     Fixed Income Securities...................     10
     Asset-Backed Securities...................     11
     Loan Participations.......................     11
     Mortgage-Related Securities...............     11
     Variable Rate Demand Notes................     12
     Foreign Securities........................     12
     ADRs......................................     12



                                                   PAGE
                                                   ----
     Foreign Currency..........................     12
     Illiquid Securities.......................     12
     Futures and Options.......................     12
     When-Issued Securities....................     13
     Money Market Securities...................     13
     Repurchase Agreements.....................     13
     Lending Portfolio Securities..............     13
     Diversification...........................     13
     A Word About Risk.........................     13
     About Portfolio Turnover..................     14
ABOUT THE SERIES COMPANY'S MANAGEMENT..........     15
     Investment Adviser........................     15
     How American General Advisers is Paid For
       Its Services............................     15
ABOUT INDEX EQUITY FUNDS.......................     16
ABOUT THE SERIES COMPANY.......................     18
     Series Company Shares.....................     18
     Net Asset Value of the Series Company
       Shares..................................     18
     Dividends and Capital Gains...............     18
     Tax Consequences..........................     19
     Redemptions...............................     19
FINANCIAL HIGHLIGHTS...........................     20


                                      (i)

WELCOME TO AMERICAN GENERAL
--------------------------------------------------------------------------------

American General Corporation, with assets of approximately $121 billion and shareholders' equity of $7.9 billion as of June 30, 2000, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in Houston, was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

The address of American General Corporation and its subsidiaries, including The Variable Annuity Life Insurance Company ("VALIC") and American General Investment Management, L.P. ("AGIM"), is 2929 Allen Parkway, Houston, Texas 77019. American General Advisers, the investment adviser, is a division of VALIC.

Unless otherwise specified in this prospectus, the words we and our mean American General Advisers. The words you and your mean the participant.

Individuals can't invest in these Funds directly. Instead, they participate through an annuity contract, variable life policy, or employer plan (collectively, the "Contracts" and each a Contract) with VALIC or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. Most often employers set up annuity contracts so they can offer their employees a way to save for retirement or assist them in estate planning. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are more fully explained in your contract prospectus.

After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. Depending on your contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals.


All inquiries regarding this prospectus and annuity contracts issued by VALIC should be directed, in writing, to VALIC Client Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960.


All inquiries regarding annuity contracts or variable life policies issued by American General Life Insurance Company (AGL) should be directed to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or call 1-800-813-5065. AGL is a member of the American General Corporation group of companies, as is VALIC.

The Contracts may be sold by banks. An investment in a Fund through a Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH AND STABILITY CATEGORIES

The Funds offered in this prospectus fall into two general investment categories: growth and stability.

Growth Category

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  International Equities

  MidCap Index

  Stock Index

Stability Category

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market

NORTH AMERICAN -- AG
INTERNATIONAL EQUITIES
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                    INVESTMENTS TRACKING
                    THE EAFE INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

-----------------------
Additional information
about THE FUND'S
INVESTMENTS is provided
under "More about
Portfolio Investments".
-----------------------

INVESTMENT OBJECTIVE
Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East (EAFE) Index (EAFE Index).

INVESTMENT STRATEGY
The Fund invests in a sampling of about 300 foreign stocks of companies that are either in the EAFE Index or are similar to stocks in the EAFE Index. These stocks, as a group, should reflect EAFE's performance. The EAFE Index generally includes stock of large capitalization companies. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, we buy as many stocks as are needed to closely track the performance of the EAFE Index.

We follow the guidelines listed below for making the primary investments for the Fund. For temporary defensive purposes, we may invest up to 100% of the Fund's assets in high quality foreign and domestic money market securities. We may do this when we think economic, political or market conditions in foreign countries make it too risky to follow our general guidelines. Whenever the Fund assumes such a defensive position the Fund may not achieve its investment objective.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the EAFE Index         at least 65%
----------------------------------------------------
Other investments not in
EAFE Index
    Foreign equity and           no more than 35%
    related securities
    including common
    stocks, convertible
    stocks, preferred
    stocks and warrants
----------------------------------------------------
Futures and options
    Covered put and call         no more than 33%
    options on foreign
    currencies Listed
    and unlisted put and
    call options on
    currency futures
    Listed and unlisted
    foreign currency
    contracts
----------------------------------------------------
High quality foreign and         up to 100%
domestic money market
securities
----------------------------------------------------

* At time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Foreign Securities Risks:

   Political Risk: the risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

   Currency Risk: the risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

   Sovereign Risk: the risk that a foreign government will interfere with currency trading or transferring money out of the country.

   Liquidity Risk: foreign markets may be less liquid and more volatile than U.S. markets.

   Limited Information Risk: the risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist and they may offer less protection to investors.

   Developing Country Risk: the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

   Settlement and Clearance Risk: the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

INTERNATIONAL EQUITIES
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-------------------------------------------------

The performance information presented herein is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the EAFE Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below.


                                  [Bar chart]

------------
* For the year-to-date through June 30, 2000, the Fund's return was (6.47%).

The highest quarterly return for the Fund from January 1, 1990 to December 31, 1999, was 21.36% (for the quarter ended December 31, 1998) and the lowest quarterly return was (18.20%) (for the quarter ended March 31, 1990).

This table compares the Fund's average annual returns to the returns of the EAFE Index.

-------------------------------------------------

                       1 YEAR   5 YEARS   10 YEARS
                       ------   -------   --------
The Fund               29.19%   13.16%    7.18%
EAFE Index             26.96%   12.83%    7.01%

-------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

NORTH AMERICAN -- AG
MIDCAP INDEX
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS TRACKING
                      THE S&P 400 MIDCAP
                      INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE
Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).

INVESTMENT STRATEGY
The Fund invests in a sampling of stocks in the index that, as a group, should reflect its performance. The stocks of the S&P 400 MidCap Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 400 MidCap Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

Because the companies whose stocks are owned by the Fund are medium sized, they have more potential to grow, which means the value of their stock may increase. An index fund holding nearly all of the 400 stocks in the S&P MidCap 400 Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the S&P MidCap         at least 65%
400 Index
----------------------------------------------------
Futures and options              no more than 33%
----------------------------------------------------
Investments not in the
S&P
MidCap 400 Index
    Common stock and             no more than 35%
    related securities
    High quality money
    market securities
    Illiquid securities
----------------------------------------------------
* At time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Medium Capitalization Company Risk: the risk that medium sized companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times.

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "More about
Portfolio Investments".

Additional information
about INDEX FUNDS
is provided under "About
Index Equity Funds".

MIDCAP INDEX
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-------------------------------------------------

The performance information presented herein is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P MidCap 400 Index. Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This chart illustrates the Fund's annual returns for each full calendar year since the inception of the Fund. Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below.

                                  [Bar chart]

------------
* For the year-to-date through June 30, 2000, the Fund's return was 8.72%.

The highest quarterly return for the Fund from October 1, 1991 to December 31, 1999, was 28.22% (for the quarter ended December 31, 1998) and the lowest quarterly return was (14.54%) (for the quarter ended September 30, 1998).

This table compares the Fund's average annual returns to the returns of the S&P 400 Midcap 400 Index for the one- and five-calendar year periods and since inception of the Fund.
-------------------------------------------------

                       1 YEAR   5 YEARS   SINCE INCEPTION**
                       ------   -------   -----------------
The Fund               14.92%   22.81%         17.31%
S&P Midcap Index       14.72%   23.05%         17.92%

-------------------------------------------------
** 10/01/91.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

NORTH AMERICAN -- AG 1
MONEY MARKET FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME THROUGH
                      INVESTMENTS IN SHORT-
                      TERM MONEY MARKET
                      SECURITIES
-------------------------------------------------
Investment Category STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. Such securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

-  Commercial paper sold by corporations and finance companies

-  Corporate debt obligations with remaining maturities of 13 months or less

-  Repurchase agreements

- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

-  Asset-backed securities

-  Loan participations

-  Adjustable rate securities

-  Variable rate demand notes

-  Illiquid securities*
---------------
* Limited to 10% of the Fund's net assets.

INVESTMENT RISK
Because of the following principal risks the value of your investment may fluctuate and you could lose money:

-  The rate of income varies daily depending on short-term interest rates

- A significant change in interest rates or a default on a security held by the Fund could cause the value of your investment to decline

- An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund

Additional information
about THE FUND'S
INVESTMENTS is provided
under "More about
Portfolio Investments".

MONEY MARKET
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-------------------------------------------------

The performance information presented herein is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of 30-day Certificate of Deposit Primary Offering Rate by New York City Banks (30-day CD Rate). How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below.

                                  [Bar chart]
------------
* For the year-to-date through June 30, 2000, the Fund's return was 2.81%.

The highest quarterly return for the Fund from January 1, 1990 to December 31, 1999, was 1.93% (for the quarter ended June 30, 1990) and the lowest quarterly return was 0.66% (for the quarter ended March 31, 1993).

This table compares the Fund's average annual returns to the returns of the 30-day CD Rate for the one-, five- and ten-calendar year periods.
-------------------------------------------------

                       1 YEAR   5 YEARS   10 YEARS
                       ------   -------   --------
The Fund               4.75%     5.13%     4.87%
30-Day CD              4.46%     4.68%     4.61%

-------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

NORTH AMERICAN -- AG
STOCK INDEX FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS TRACKING
                      THE S&P 500 INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE
Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index.

INVESTMENT STRATEGY
The Fund invests in a sampling of stocks in the index that, as a group, should reflect its performance. The stocks of the S&P 500 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on optimization to determine, of the stocks tracked by the index, how many and which ones to buy.

This Fund which holds nearly all of the 500 stocks in the S&P 500 Index avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future. The S&P 500 Index includes the stocks of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the S&P 500            at least 65%
Index
----------------------------------------------------
Futures and options              no more than 33%
----------------------------------------------------
Investments not in the
S&P
500 Index
    Common stock and             no more than 35%
    related securities
    High quality money
    market securities
----------------------------------------------------
* At time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "More about
Portfolio Investments".

Additional information
about INDEX FUNDS
is provided under "About
Index Equity Funds".

STOCK INDEX
--------------------------------------------------------------------------------


PERFORMANCE INFORMATION

-------------------------------------------------

The performance information presented herein is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500 Index. Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below.

                                  [Bar chart]

------------
* For the year-to-date through June 30, 2000, the Fund's return was (0.57%).

The highest quarterly return for the Fund from January 1, 1990 to December 31, 1999, was 21.21% (for the quarter ended December 31, 1998) and the lowest quarterly return was (14.40%) (for the quarter ended September 30, 1990).

This table compares the Fund's average annual returns to the returns of the S&P 500 Index for the one-, five- and ten-calendar year periods.

-------------------------------------------------

                       1 YEAR   5 YEARS   10 YEARS
                       ------   -------   --------
The Fund               20.57%   28.28%     17.66%
S&P 500 Index          21.05%   28.56%     18.21%

-------------------------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

MORE ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

EQUITY SECURITIES
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except Money Market in this prospectus may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts ("ADRs", "EDRs" and "GDRs"). More information about these equity securities is included elsewhere in this Prospectus or contained in the Statement of Additional Information.

FIXED INCOME SECURITIES
Fixed income securities include a broad array of short, medium and long-term obligations, including notes and bonds. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

All of the Funds may invest in fixed income securities.

Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds the Funds may invest in are as follows: U.S. Government bonds and investment grade corporate bonds. For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds that are rated Baa by Moody's or BBB by S&P have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody's or BBB-by S&P (commonly referred to as high yield, high risk or "junk bonds") are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the

ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information about
BONDS AND RATINGS OF
BONDS, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Bonds are not the only type of fixed income security. Other fixed income securities include but are not limited to U.S. and foreign corporate fixed income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may be acquired with warrants attached. For more information about specific income securities see the Statement of Additional Information.

ASSET-BACKED SECURITIES
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders.

All of the Funds in this prospectus may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

LOAN PARTICIPATIONS
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus may invest in loan participations.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. All Funds may invest in mortgage-related securities.

Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

For more information about
LOAN PARTICIPATIONS see
the Statement of Additional
Information.

For more information about
MORTGAGE-RELATED SECURITIES,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Mortgage-Related Securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

VARIABLE RATE DEMAND NOTES

All Funds may invest in variable rate demand notes ("VRDNs"). VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Money Market also may invest in participation VRDNs, which provide the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements, and with respect to Money Market, the conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.

FOREIGN SECURITIES

All of the Funds may invest in securities of foreign issuers. Such foreign securities may be denominated in foreign currencies, except with respect to Money Market which may only invest in U.S. dollar-denominated securities of foreign issuers. Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs.

There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

ADRS

ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.

FOREIGN CURRENCY

All of the Funds, except Money Market, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund.

The Funds, except Money Market, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar.

ILLIQUID SECURITIES

An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by American General Advisers or the Fund's sub-adviser to be illiquid solely by reason of being restricted. Instead, American General Advisers or the sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Directors. If American General Advisers or the sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

All the Funds may buy illiquid securities, but are restricted as to how much money they may invest in them.

FUTURES AND OPTIONS

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

Futures contracts and options may not always be successful hedges; their prices can be highly

For more information about
ILLIQUID SECURITIES see the
Statement of Additional
Information.

For more information about
FOREIGN SECURITIES, see the
Statement of Additional
information.

For more information on
FUTURES AND OPTIONS,
see the Statement of
Additional information.

For more information about
FOREIGN CURRENCY
EXCHANGE TRANSACTIONS,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund's initial investment in such contracts.

The Funds, except Money Market, may also buy futures and options.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or Standard & Poor's or another nationally recognized rating service or if unrated, deemed high quality by American General Advisers.

These high quality money market securities include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.

-   Commercial paper sold by corporations and finance companies.

-   Corporate debt obligations with remaining maturities of 13 months or less.

- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities, variable rate demand notes.

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

LENDING PORTFOLIO SECURITIES

Each Fund may lend up to 30% of its total assets to broker-dealers and other financial institutions to earn more money for the Fund.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodian, as monitored by American General Advisers and authorized by the Board of Directors.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the Investment Company Act of 1940 ("the 1940 Act").

All of the Funds may invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

A WORD ABOUT RISK

As described in the fact sheet for each Fund, participation in a Fund involves risk -- even the risk that you will receive a minimal return on your investment or the value of your investment will decline. It is important for you to consider carefully the following risks when you allocate purchase payments to the Funds.

Market Risk

Market risk refers to the loss of capital resulting from changes in the price of investments. Generally, equity securities are considered to be subject to market risk. For example, market risk occurs when the expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company may be experiencing a growth in profits, the price of its stock could fall.

For more information about
WHEN-ISSUED SECURITIES,
see the Statement of
Additional Information.

For more information about
MONEY MARKET SECURITIES
OF FOREIGN ISSUERS the
Funds may purchase, see
the Statement of Additional
Information.

For more information about
LENDING PORTFOLIO
SECURITIES, see the
Statement of Additional
Information.

For more information about
REPURCHASE AGREEMENTS, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

Credit Risk

Credit risk refers to the risk that an issuer of a fixed income security may be unable to pay principal or interest payments due on the securities. To help American General Advisers and the Funds' sub-advisers decide which corporate and foreign fixed income securities to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on their own research, to lower the risk of a company that may not pay the interest or principal on the fixed income security.

The credit risk of a Fund depends on the quality of its investments. Fixed income securities that are rated as investment grade have ratings ranging from AAA to BBB. These fixed income securities are considered to have adequate ability to make interest and principal payments.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. Fixed income securities such as U.S. Government bonds are subject to interest rate risk. If a Fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a Fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the Fund wants to sell the bond paying an interest rate of 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying an interest rate of 7%.

Prepayment Risk

Many types of fixed income securities, including mortgage backed and asset backed securities, are subject to prepayment risk. Prepayment risk is the risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring a Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through to the Fund. Securities subject to prepayment risk also pose a potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower rate than expected thereby lengthening the maturity of the security and making it more sensitive to interest rate changes.

Risks Associated with Foreign Securities

A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S. Among the principal risks of owning foreign securities are:

    Political Risk -- the risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected. In some countries there is the risk that the government may take over the assets or operations of a company and or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

    Currency Risk -- the risk that a foreign currency will decline in value. As long as a Fund holds a security denominated in a foreign currency, its value will be affected by the value of that currency relative to the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk -- the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk -- foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

    Limited Information Risk -- the risk that less government supervision of foreign markets may occur. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices that apply to U.S. issuers. In addition, less public information about operations may exist.

    Developing Country Risk -- the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries. Developing countries are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Although the markets of developing countries offer higher rates of return, they also pose additional risks to investors, including immature economic structures, national policies restricting investments by foreigners and different legal systems.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

For more information about
INVESTMENT LIMITATIONS,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

High portfolio turnover may cause a Fund's expenses to increase. For example, a Fund may have to pay brokerage fees and other related expenses.

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.

The Financial Highlights tables show the portfolio turnover rate for each of the Funds, other than Money Market, during prior fiscal years.

ABOUT THE SERIES COMPANY'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers is a division of VALIC, a stock life insurance company, which has been in the investment advisory business since 1960 and is the investment adviser for all the Funds. American General Advisers is a registered investment adviser with the SEC and had over $48.8 billion in assets under management as of June 30, 2000. Several of the principal officers, directors and portfolio managers of American General Advisers hold similar positions with AGIM.

As Investment Adviser, American General Advisers oversees the day to day operations of each Fund, supervises the purchase and sale of Fund investments, and performs the cash management function.

The investment advisory agreement between American General Advisers and the Series Company provides for the Series Company to pay all expenses not specifically assumed by the Adviser. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Directors.

William Trimbur, Jr. has been International Equities' Portfolio Manager since 1992. He has been Vice President and Investment Officer for the Series Company since 1987.

Teresa Moro has been Money Market's Portfolio Manager and Vice President and Investment Officer for the Series Company since 1991.

American General Advisers serves as investment adviser through an Investment Advisory Agreement it enters into with each Fund. These agreements are renewed each year, by the Series Company Board of Directors.

For more information on these agreements, see the "Investment Adviser" section in the Statement of Additional Information.

HOW AMERICAN GENERAL ADVISERS IS PAID FOR ITS SERVICES

Each Fund pays American General Advisers a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays:

                                       Advisory Fee Paid
                                       (as a % of average
            Fund Name                  daily net assets)
            ---------               ------------------------
International Equities Fund       0.35% on the first $500 million;
MidCap Index Fund                      0.25% on assets over
Stock Index Fund                           $500 million.

Money Market Fund                            0.50%

The Investment Advisory Agreements we entered into with each Fund do not limit how much the Funds pay in monthly expenses each year. However, we voluntarily limit the Funds' monthly expenses as follows:

If a Fund's average monthly expenses, when annualized, are more than 2% of the Fund's estimated average daily net assets, we will pay the difference. As a result the Fund's yield or total return will increase. If American General Advisers decides to stop voluntarily reducing a Fund's expenses, it may do so by giving 30 days' notice, in writing, to the Series Company. To date, American General Advisers has not had to reduce expenses of any Fund as a result of this 2% voluntary reduction.

ABOUT INDEX EQUITY FUNDS
--------------------------------------------------------------------------------

Three of the Funds are Index Equity Funds investing mostly in stocks. Their investment strategy is to track the performance of a specific index. This strategy is followed whether markets go up or down. As part of this investment strategy, each Fund may also invest in futures contracts and options. Because these Funds do not have a defensive investment strategy, when the market goes down, you will bear the risk of such market decline.

Index Funds perform best over the long term. This means you should plan to keep your money in an Index Fund for a period of years.

WHAT IS AN INDEX?

An index reflects the average performance of a particular class of securities. Examples of indexes include large company stocks (S&P 500 Index), mid-size company stocks (S&P MidCap 400 Index), the bond market, or stocks of companies in specific industries. Indexes are not managed funds, and cannot be bought. Investment advisers compare the results of the funds they manage to indexes that are close to the investment style of the fund. Information about the Series Company's use of Standard & Poor's Indexes is in the Statement of Additional Information.

WHICH INDEXES DO THESE FUNDS TRY
TO TRACK?


While there are more than a hundred different indexes, the Index Funds in this prospectus try to track prominent stock indexes:


The Stock Index Fund tracks the
Standard & Poor's 500 Stock Index(R)*

The Standard & Poor's 500 Stock Index(R) tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. These companies are usually listed on the New York Stock Exchange. It also tracks performance of common stocks sold by foreign and smaller U.S. companies in similar industries. The smaller U.S. companies are usually listed on the American Stock Exchange. In total, this index tracks 500 common stocks.

This index may periodically change some of the stocks it tracks. And, different indexes sometimes track some of the same stocks.

The MidCap Index Fund tracks the
Standard & Poor's MidCap 400(R) Index*

The Standard & Poor's MidCap 400(R) Index tracks the common stock performance of 400 medium capitalized U.S. and foreign companies that are in the manufacturing, utilities, transportation, and financial industries. The average market capitalization of the S&P MidCap 400 Index was $2.4 billion as of August 31, 2000.

Standard & Poor's created this Index in 1991 to give investors an idea of how the stocks of medium capitalized companies generally perform.

Standard & Poor's may periodically change some of the stocks in the index. And, different indexes sometimes include some of the same stocks. This Index does not track the same stocks as the S&P 500 Index.

The International Equities Fund tracks
The Morgan Stanley Capital International,
Europe, Australasia and the Far East
(EAFE) Index.

The EAFE Index tracks the performance of about 1,000 common stocks of companies in 20 foreign countries. This index provides a measure of the performance of companies in the more developed countries in Europe, Australia and the Far East.

Morgan Stanley publishes the EAFE Index daily and, at times, may change some of the stocks in the index.

HOW CLOSELY CAN INDEX FUNDS TRACK
THE PERFORMANCE OF THEIR INDEX?

The factors that cause a Fund to perform differently from the Index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.

The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r = 0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above 0.95, when measured against the comparison index, shows good tracking.

------------
 * "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in these Funds.

INDEX FUNDS have
outperformed most mutual
funds over consecutive ten
year periods. However,
because they are managed
to track an index they will
rise and fall with the
market.

--------------------------------------------------------------------------------

The index may remove one stock and substitute another requiring American General Advisers to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs. The index incurs no transaction costs. Therefore, the portfolio manager cannot match exactly the performance of an index.

Also, it may not be possible for a Fund to buy every stock in its index or in the same proportions. Fund portfolio managers may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the Index. This keeps brokerage fees and other transaction costs low. For more information, see the "Investment Strategy" sections on each Fund's Fact Sheet.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates, or employee thrift plans maintained by VALIC or American General Corporation.

As a participant, you do not directly buy shares of the Funds. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates. When you buy these units, you specify which Funds you want the separate account to invest your money in. The separate account, in turn, buys the shares of the Funds according to your instructions. See your Contract prospectus for more information on the separate account associated with your contract.

When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions. The value of such separate account transactions is based on the next calculation of net asset value after its order is placed with the Fund. For more information on how to participate, see your contract prospectus.

None of the Funds currently foresees any disadvantages to participants arising out of the fact that it may offer its shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Board of Directors may refuse to sell shares of any Fund to any separate account or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

NET ASSET VALUE OF THE SERIES
COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:
   Total value of the
   Fund's assets*
   (including money owed
   to the fund but not yet            =  The Fund's Total
   collected)                            Net Asset Value

(minus) The Fund's liabilities
   (including money owed by
   the Fund but not yet paid)

Step 2:
   The Fund's total net
   asset value (from Step 1)
                                      =  NET ASSET VALUE
(divided by) The total                   PER SHARE
  number of the Fund's
  shares that are
  outstanding.

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Directors or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.) The Series Company is closed on the day after Thanksgiving even though the Exchange is open.

Some foreign exchanges trade on weekends or other days when the Funds do not price their shares. For Funds with substantial investments in those markets the net asset value of the Fund's shares may change on days when the separate account may not be able to purchase or redeem Fund shares.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily and all other Funds pay dividends once a month.

--------------------------------------------------------------------------------

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

TAX CONSEQUENCES

As the owner of a Contract or a participant under your employer's Contract, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult the prospectus for your Contract for further information concerning the federal income tax consequences to you of investing in the Funds.

REDEMPTIONS

Although the Series Company normally redeems Fund shares for cash, the Series Company has the right to pay separate account assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, Independent Auditors for the Series Company, whose report is included in the Statement of Additional Information, which is available upon request.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.

INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

                                                                            FISCAL YEAR ENDED MAY 31,
                                                              -----------------------------------------------------
                                                                2000        1999       1998       1997       1996
                                                              --------    --------   --------   --------   --------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                            $11.32      $11.95     $11.44     $11.15     $10.42
                                                              --------    --------   --------   --------   --------
INVESTMENT OPERATIONS
  Net investment income                                           0.15        0.22       0.23       0.20       0.17
  Net realized & unrealized gain (loss)                           1.90        0.30       0.85       0.63       0.97
                                                              --------    --------   --------   --------   --------
  Total from investment operations                                2.05        0.52       1.08       0.83       1.14
                                                              --------    --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.14)      (0.25)     (0.24)     (0.19)     (0.17)
  Net realized gains                                             (0.68)      (0.90)     (0.33)     (0.35)     (0.24)
                                                              --------    --------   --------   --------   --------
  Total distributions to shareholders                            (0.82)      (1.15)     (0.57)     (0.54)     (0.41)
                                                              --------    --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                                  $12.55      $11.32     $11.95     $11.44     $11.15
                                                              ========    ========   ========   ========   ========
TOTAL RETURN                                                    18.01%       4.43%      9.92%      7.74%     11.14%
                                                              ========    ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.41%       0.43%      0.40%      0.42%      0.42%
  Net investment income to average net assets                    1.20%       1.89%      1.92%      1.75%      1.65%
  Portfolio turnover rate                                          25%          8%         9%        12%        20%
  Net assets at end of year (000's)                           $162,840    $142,108   $155,469   $181,437   $206,259

MIDCAP INDEX FUND
--------------------------------------------------------------------------------

                                                                           FISCAL YEAR ENDED MAY 31,
                                                              ----------------------------------------------------
                                                                2000       1999       1998       1997       1996
                                                              --------   --------   --------   --------   --------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                            $25.64   $  25.27     $20.83     $19.09     $15.68
                                                              --------   --------   --------   --------   --------
INVESTMENT OPERATIONS
  Net investment income                                           0.22       0.23       0.23       0.24       0.24
  Net realized & unrealized gain (loss)                           4.49       2.54       5.80       2.95       4.06
                                                              --------   --------   --------   --------   --------
  Total from investment operations                                4.71       2.77       6.03       3.19       4.30
                                                              --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.22)     (0.23)     (0.23)     (0.24)     (0.24)
  Net realized gains                                             (6.40)     (2.17)     (1.36)     (1.21)     (0.65)
                                                              --------   --------   --------   --------   --------
  Total distributions to shareholders                            (6.62)     (2.40)     (1.59)     (1.45)     (0.89)
                                                              --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                                  $23.73   $  25.64     $25.27     $20.83     $19.09
                                                              ========   ========   ========   ========   ========
TOTAL RETURN                                                    21.36%     11.91%     29.62%     17.48%     28.10%
                                                              ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.36%      0.38%      0.36%      0.40%      0.41%
  Net investment income to average net assets                    0.90%      0.92%      0.95%      1.24%      1.36%
  Portfolio turnover rate                                          41%        41%        26%        19%        21%
  Net assets at end of year (000's)                           $922,679   $817,573   $804,318   $607,061   $540,688

MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                           FISCAL YEAR ENDED MAY 31,
                                                              ---------------------------------------------------
                                                                2000       1999       1998       1997      1996
                                                              --------   --------   --------   --------   -------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                             $1.00      $1.00      $1.00      $1.00     $1.00
                                                              --------   --------   --------   --------   -------
INVESTMENT OPERATIONS
  Net investment income                                           0.05       0.05       0.05       0.05      0.05
                                                              --------   --------   --------   --------   -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.05)     (0.05)     (0.05)     (0.05)    (0.05)
                                                              --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD                                   $1.00      $1.00      $1.00      $1.00     $1.00
                                                              ========   ========   ========   ========   =======
TOTAL RETURN                                                     5.21%      4.84%      5.25%      5.02%     5.26%
                                                              ========   ========   ========   ========   =======
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.56%      0.57%      0.54%      0.57%     0.57%
  Net investment income to average net assets                    5.13%      4.66%      5.14%      4.95%     5.14%
  Net assets at end of year (000's)                           $484,934   $347,394   $190,975   $128,125   $83,618

STOCK INDEX FUND
--------------------------------------------------------------------------------

                                                                                FISCAL YEAR ENDED MAY 31,
                                                              --------------------------------------------------------------
                                                                 2000         1999         1998         1997         1996
                                                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                              $39.73       $33.38       $26.09       $20.69       $16.81
                                                              ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                             0.41         0.40         0.40         0.39         0.39
  Net realized & unrealized gain (loss)                             3.59         6.51         7.44         5.57         4.26
                                                              ----------   ----------   ----------   ----------   ----------
  Total from investment operations                                  4.00         6.91         7.84         5.96         4.65
                                                              ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (0.39)       (0.41)       (0.40)       (0.39)       (0.38)
  Net realized gains                                               (0.36)       (0.15)       (0.15)       (0.17)       (0.39)
                                                              ----------   ----------   ----------   ----------   ----------
  Total distributions to shareholders                              (0.75)       (0.56)       (0.55)       (0.56)       (0.77)
                                                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                    $42.98       $39.73       $33.38       $26.09       $20.69
                                                              ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                                      10.10%       20.85%       30.30%       29.24%       28.17%
                                                              ==========   ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                   0.31%        0.32%        0.31%        0.34%        0.35%
  Net investment income to average net assets                      0.97%        1.13%        1.33%        1.76%        2.05%
  Portfolio turnover rate                                             6%           2%           3%           3%           3%
  Net assets at end of year (000's)                           $5,373,192   $4,637,628   $3,482,655   $2,444,200   $1,760,786

INTERESTED IN LEARNING MORE?
--------------------------------------------------------------------------------

The Statement of Additional Information incorporated by reference into this prospectus contains additional information about the Series Company's operations.

Further information about the Funds' investments is available in the Series Company's annual and semi-annual reports to shareholders. The Series Company's annual report discusses market conditions and investment strategies that significantly affected the Series Company's performance results during its last fiscal year.

American General Advisers can provide you with a free copy of these materials or other information about the Series Company. You may reach American General Advisers by calling 1-800-44-VALIC or by writing to 2929 Allen Parkway, Houston, Texas 77019.

The Securities and Exchange Commission also maintains copies of these documents:

    To view information online: Access the SEC's web site at http://www.sec.gov.

    To review a paper filing or to request that documents be mailed to you, contact:

                           SEC Public Reference Room
                          Washington, D.C. 20549-6009
                                 1-800-SEC-0330

        A duplicating fee will be assessed for all copies provided.

The Trust's Investment Company Act filing number is 811-8912.              10/00

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I
                                              2929 ALLEN PARKWAY
                                              HOUSTON, TEXAS 77019
                                              OCTOBER 1, 2000
PROSPECTUS

North American Funds Variable Product Series I (the "Series Company") is a mutual fund made up of 19 separate Funds (the "Funds"), seven of which are described in this prospectus. Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the seven Funds:

NORTH AMERICAN -- AG INTERNATIONAL EQUITIES FUND ("INTERNATIONAL EQUITIES") Growth through investments tracking the EAFE Index.

NORTH AMERICAN -- AG MIDCAP INDEX FUND ("MIDCAP INDEX")
Growth through investments tracking the S&P MidCap 400 Index.

NORTH AMERICAN -- AG 1 MONEY MARKET FUND ("MONEY MARKET")
Income through investments in short-term money market securities.

NORTH AMERICAN -- AG NASDAQ-100(R) INDEX FUND ("NASDAQ-100(R) INDEX") Growth through investments tracking the Nasdaq-100 Index(R).

NORTH AMERICAN -- T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ("SCIENCE &
TECHNOLOGY")
Growth through investments in stocks of companies which are expected to benefit from development of science and technology.

NORTH AMERICAN -- AG SMALL CAP INDEX FUND ("SMALL CAP INDEX")
Growth through investments tracking the Russell 2000(R) Index.

NORTH AMERICAN -- AG STOCK INDEX FUND ("STOCK INDEX")
Growth through investments tracking the S&P 500 Index.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS


                                                   PAGE
                                                   ----
COVER PAGE
WELCOME TO AMERICAN GENERAL....................      1
ABOUT THE FUNDS................................      1
     Growth and Stability Categories...........      1
FUND FACT SHEETS...............................      2
     International Equities....................      2
     MidCap Index..............................      4
     Money Market..............................      6
     Nasdaq-100(R) Index.......................      8
     Science & Technology......................     10
     Small Cap Index...........................     12
     Stock Index...............................     14
MORE ABOUT PORTFOLIO INVESTMENTS...............     16
     Equity Securities.........................     16
     Fixed Income Securities...................     16
     Asset-Backed Securities...................     17
     Loan Participations.......................     17
     Mortgage-Related Securities...............     17
     Variable Rate Demand Notes................     18
     Foreign Securities........................     18
     ADRs......................................     18
     Foreign Currency..........................     18
     Illiquid Securities.......................     18



                                                   PAGE
                                                   ----
     Futures and Options.......................     18
     When-Issued Securities....................     19
     Money Market Securities...................     19
     Repurchase Agreements.....................     19
     Reverse Repurchase Agreements and
       Borrowings..............................     19
     Lending Portfolio Securities..............     19
     Diversification...........................     20
     A Word About Risk.........................     20
     About Portfolio Turnover..................     21
ABOUT THE SERIES COMPANY'S MANAGEMENT..........     22
     Investment Adviser and Sub-Advisers.......     22
     How American General Advisers is Paid For
       Its Services............................     23
ABOUT INDEX EQUITY FUNDS.......................     24
ABOUT THE SERIES COMPANY.......................     26
     Series Company Shares.....................     26
     Net Asset Value of the Series Company
       Shares..................................     26
     Dividends and Capital Gains...............     27
     Tax Consequences..........................     27
     Redemptions...............................     27
FINANCIAL HIGHLIGHTS...........................     28


                                      (i)

WELCOME TO AMERICAN GENERAL
--------------------------------------------------------------------------------

American General Corporation, with assets of approximately $121 billion and shareholders' equity of $7.9 billion as of June 30, 2000, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in Houston, was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

The address of American General Corporation and its subsidiaries, including The Variable Annuity Life Insurance Company ("VALIC") and American General Investment Management, L.P. ("AGIM"), is 2929 Allen Parkway, Houston, Texas 77019. American General Advisers, the investment adviser, is a division of VALIC.

Unless otherwise specified in this prospectus, the words we and our mean American General Advisers. The words you and your mean the participant.

Individuals can't invest in these Funds directly. Instead, they participate through an annuity contract, variable life policy, or employer plan (collectively, the "Contracts" and each a Contract) with VALIC or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. Most often employers set up annuity contracts so they can offer their employees a way to save for retirement or assist them in estate planning. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are more fully explained in your contract prospectus.

After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. Depending on your contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals.


All inquiries regarding this prospectus and annuity contracts issued by VALIC should be directed, in writing, to VALIC Client Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960.


All inquiries regarding annuity contracts or variable life policies issued by American General Life Insurance Company (AGL) should be directed to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or call 1-800-813-5065. AGL is a member of the American General Corporation group of companies, as is VALIC.

The Contracts may be sold by banks. An investment in a Fund through a Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ABOUT THE FUNDS
--------------------------------------------------------------------------------


GROWTH AND STABILITY CATEGORIES



The Funds offered in this prospectus fall into two general investment categories: growth and stability.


Growth Category

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase. Series Company Growth Category includes:

International Equities
MidCap Index
Nasdaq-100(R) Index
Science & Technology
Small Cap Index
Stock Index

Stability Category

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

Money Market

Investment Objectives

The investment objective for each of the Funds in this prospectus is non-fundamental and may be changed by the Series Company's Board of Directors without investor approval.

NORTH AMERICAN -- AG
INTERNATIONAL EQUITIES
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS TRACKING
                      THE EAFE INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE
Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East (EAFE) Index (EAFE Index).

INVESTMENT STRATEGY
The Fund invests in a sampling of about 300 foreign stocks of companies that are either in the EAFE Index or are similar to stocks in the EAFE Index. These stocks, as a group, should reflect EAFE's performance. The EAFE Index generally includes stock of large capitalization companies. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, we buy as many stocks as are needed to closely track the performance of the EAFE Index.

We follow the guidelines listed below for making the primary investments for the Fund. For temporary defensive purposes, we may invest up to 100% of the Fund's assets in high quality foreign and domestic money market securities. We may do this when we think economic, political or market conditions in foreign countries make it too risky to follow our general guidelines. Whenever the Fund assumes such a defensive position the Fund may not achieve its investment objective.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the EAFE Index         at least 65%
----------------------------------------------------
Other investments not in
EAFE Index
    Foreign equity and           no more than 35%
    related securities
    including common
    stocks, convertible
    stocks, preferred
    stocks and warrants
----------------------------------------------------
Futures and options
    Covered put and call         no more than 33%
    options on foreign
    currencies Listed
    and unlisted put and
    call options on
    currency futures
    Listed and unlisted
    foreign currency
    contracts
----------------------------------------------------
High quality foreign and         up to 100%
domestic money market
securities
----------------------------------------------------

* At time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Foreign Securities Risks:

   Political Risk: the risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

   Currency Risk: the risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

   Sovereign Risk: the risk that a foreign government will interfere with currency trading or transferring money out of the country.

   Liquidity Risk: foreign markets may be less liquid and more volatile than U.S. markets.

   Limited Information Risk: the risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist and they may offer less protection to investors.

   Developing Country Risk: the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

   Settlement and Clearance Risk: the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "More about
Portfolio Investments".

INTERNATIONAL EQUITIES
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-------------------------------------------------

The performance information presented herein is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the EAFE Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below.


                                  [Bar chart]

------------
* For the year-to-date through June 30, 2000, the Fund's return was (6.47%).

The highest quarterly return for the Fund from January 1, 1990 to December 31, 1999, was 21.36% (for the quarter ended December 31, 1998) and the lowest quarterly return was (18.20%) (for the quarter ended March 31, 1990).

This table compares the Fund's average annual returns to the returns of the EAFE Index.

-------------------------------------------------

                       1 YEAR   5 YEARS   10 YEARS
                       ------   -------   --------
The Fund               29.19%   13.16%    7.18%
EAFE Index             26.96%   12.83%    7.01%

-------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

NORTH AMERICAN -- AG
MIDCAP INDEX
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS TRACKING
                      THE S&P 400 MIDCAP
                      INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE
Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).

INVESTMENT STRATEGY
The Fund invests in a sampling of stocks in the index that, as a group, should reflect its performance. The stocks of the S&P 400 MidCap Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 400 MidCap Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

Because the companies whose stocks are owned by the Fund are medium sized, they have more potential to grow, which means the value of their stock may increase. An index fund holding nearly all of the 400 stocks in the S&P MidCap 400 Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the S&P MidCap         at least 65%
400 Index
----------------------------------------------------
Futures and options              no more than 33%
----------------------------------------------------
Investments not in the
S&P MidCap 400 Index
    Common stock and             no more than 35%
    related securities
    High quality money
    market securities
    Illiquid securities
----------------------------------------------------
* At time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Medium Capitalization Company Risk: the risk that medium sized companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times.

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "More about
Portfolio Investments".

Additional information
about INDEX FUNDS
is provided under "About
Index Equity Funds".

MIDCAP INDEX
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-------------------------------------------------

The performance information presented herein is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P MidCap 400 Index. Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This chart illustrates the Fund's annual returns for each full calendar year since the inception of the Fund. Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below.

                                  [Bar chart]

------------
* For the year-to-date through June 30, 2000, the Fund's return was 8.72%.

The highest quarterly return for the Fund from October 1, 1991 to December 31, 1999, was 28.22% (for the quarter ended December 31, 1998) and the lowest quarterly return was (14.54%) (for the quarter ended September 30, 1998).

This table compares the Fund's average annual returns to the returns of the S&P 400 Midcap 400 Index for the one- and five-calendar year periods and since inception of the Fund.
-------------------------------------------------

                       1 YEAR   5 YEARS   SINCE INCEPTION**
                       ------   -------   -----------------
The Fund               14.92%   22.81%         17.31%
S&P Midcap Index       14.72%   23.05%         17.92%

-------------------------------------------------
** 10/01/91.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

NORTH AMERICAN -- AG 1
MONEY MARKET FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME THROUGH
                      INVESTMENTS IN SHORT-
                      TERM MONEY MARKET
                      SECURITIES
-------------------------------------------------
Investment Category STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. Such securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

-  Commercial paper sold by corporations and finance companies

-  Corporate debt obligations with remaining maturities of 13 months or less

-  Repurchase agreements

- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

-  Asset-backed securities

-  Loan participations

-  Adjustable rate securities

-  Variable rate demand notes

-  Illiquid securities*
---------------
* Limited to 10% of the Fund's net assets.

INVESTMENT RISK
Because of the following principal risks the value of your investment may fluctuate and you could lose money:

-  The rate of income varies daily depending on short-term interest rates

- A significant change in interest rates or a default on a security held by the Fund could cause the value of your investment to decline

- An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund

Additional information
about THE FUND'S
INVESTMENTS is provided
under "More about
Portfolio Investments".

MONEY MARKET
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-------------------------------------------------

The performance information presented herein is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of 30-day Certificate of Deposit Primary Offering Rate by New York City Banks (30-day CD Rate). How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below.

                                  [Bar chart]
------------
* For the year-to-date through June 30, 2000, the Fund's return was 2.81%.

The highest quarterly return for the Fund from January 1, 1990 to December 31, 1999, was 1.93% (for the quarter ended June 30, 1990) and the lowest quarterly return was 0.66% (for the quarter ended March 31, 1993).

This table compares the Fund's average annual returns to the returns of the 30-day CD Rate for the one-, five- and ten-calendar year periods.
-------------------------------------------------

                       1 YEAR   5 YEARS   10 YEARS
                       ------   -------   --------
The Fund               4.75%     5.13%     4.87%
30-Day CD              4.46%     4.68%     4.61%

-------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

NORTH AMERICAN --
AG NASDAQ-100(R)
INDEX FUND
Fact Sheet
-------------------------------------------------
Investment Goal     LONG-TERM GROWTH
                      OF CAPITAL
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

INVESTMENT SUB-ADVISER
American General Investment Management L.P.

INVESTMENT OBJECTIVE
The North American -- AG Nasdaq-100(R) Index Fund (the "Fund") seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100(R) Index.

INVESTMENT STRATEGY
The Fund plans to invest in stocks that are included in the Nasdaq-100(R) Index (the "Index"). The Index was established in January 1985. It represents the largest and most active non-financial domestic and international securities listed on the Nasdaq Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.

The Fund investments are made by its sub-adviser, American General Investment Management, L.P. ("AGIM"). AGIM invests its assets in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The stocks to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

The Fund may also invest in some futures contracts in order to help the Fund's liquidity. If the market value of the futures contracts is close to the Fund's cash balance, then that helps to minimize the tracking errors, while helping to maintain liquidity.

The Fund is a non-diversified fund. This means that it may invest more than 5% of its assets in the stock of a single company. However, this increases the risk of the Fund, since the economic and/or stock performance of that one company impacts a greater percentage of the Fund's investments. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986 in order to pass on the maximum tax benefits associated with the income earned to each investor.

The Fund may concentrate its investments (invest more than 25% of its assets) in the technology sector, in the proportion consistent with the industry weightings in the Index.

Generally, an index fund tries to mirror the target index and its performance. The performance of the fund will not match the index exactly, though, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good.

The tracking differences are reviewed periodically by AGIM. If an index fund does not accurately track an index, AGIM will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Non-diversification Risk: The Fund is considered non-diversified because it may invest more than 5% in the securities of any one company as it attempts to mirror the securities and weightings of the Nasdaq-100 Index. Therefore, gains or losses on a single stock may have a greater impact on the Fund.

Risks of Concentration: The Fund's investments are concentrated in the technology sector, as is

NASDAQ-100(R)
INDEX
--------------------------------------------------------------------------------

the Nasdaq-100(R) Index. The technology sector changes rapidly and can be very volatile from day-to-day or month-to-month. This means that the value of the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Index may invest relatively more assets in certain industry sectors than others (such as technology), the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Index.

Stock Market Risk (Volatility): The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The Index changes every day, depending on movement in the stock market. Stock markets often have times when the prices rise and fall significantly every day or every few days. There is no guarantee that the value of your investment will increase.

Index Risk: The Nasdaq-100(R) Index is a modified capitalization weighted index, which means that it purchases stocks in proportion to their total market capitalizations (overall market value), with some modifications. The modifications are to provide enhanced diversification, but could also mean that securities offered by larger companies may be purchased in larger proportions. Thus, poor performance of the largest companies could result in negative performance for both the Index and the Fund.

More about the Nasdaq-100 Index(R): To be eligible for the Index, a domestic security must have a minimum average daily trading volume of at least 100,000 shares, and must have been listed for one to two years. If the security is a foreign security, then the company must have a world market value of $10 billion or more, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day. Nasdaq reviews and adjusts the Index on a quarterly basis to ensure that certain pre-established weight distribution and diversification guidelines are met. This will also help to limit the domination of the Index by a few very large common stocks.

PERFORMANCE INFORMATION
Performance information is not shown since this is a brand-new fund.

NORTH AMERICAN --
T. ROWE PRICE
SCIENCE &
TECHNOLOGY FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS IN
                      STOCKS OF COMPANIES
                      WHICH ARE EXPECTED
                      TO BENEFIT FROM
                      DEVELOPMENT OF
                      SCIENCE AND TECHNOLOGY
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

INVESTMENT SUB-ADVISER
T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE
Seeks long-term capital appreciation through investment primarily in the common stocks of companies that are expected to benefit from the development, advancement and use of science and technology.

INVESTMENT STRATEGY
The Fund invests in companies that are expected to benefit from scientific breakthroughs and advancements in technology. We believe that stocks of companies that develop products using new technology or benefit from this technology may greatly increase in value. Some of the industries likely to be included in the portfolio are:

- electronics, including hardware, software, and components;

- communications;

- e-commerce;

- information services;

- media;

- life sciences and health care;

- environmental services;

- chemicals and synthetic materials; and

- defense and aerospace.

We follow the guidelines listed below for making the primary investments for the Fund. For temporary defensive purposes the Fund may invest up to 100% of its assets in high quality money market securities. Whenever the Fund assumes such a defensive position the Fund may not achieve its investment objective.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Common stocks of science         at least 65%
and technology companies
----------------------------------------------------
Other equity-related             up to 25%
securities of science
and technology companies
including convertible
debt securities, convertible
preferred stock
----------------------------------------------------

----------------------------------------------------
                                 Percent of
Fund Investments                 Fund's Assets*
High quality money               up to 100%
market securities
----------------------------------------------------
American Depositary              up to 30%
Receipts and foreign
securities
----------------------------------------------------

* At time of purchase.

Stock selection reflects a growth approach and is based on intensive research that assesses a company's fundamental prospects for above-average earnings. Holdings can range from small companies developing new technologies to blue chip firms with established track records of developing and marketing technology.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Tech Company Risk: Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is, therefore, likely to be much more volatile than one with broader diversification that includes investments in more economic sectors.

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Unseasoned Company Risk: The level of risk will rise to the extent that the Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "More about
Portfolio Investments".

SCIENCE &
TECHNOLOGY
--------------------------------------------------------------------------------

Foreign Securities Risks:

  Currency Risk: The risk that fluctuations in foreign exchange rates will decrease the value of a fund's investment.

  Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

  Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

  Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented herein is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund. Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below.

                                  [Bar chart]

------------
* For the year-to-date through June 30, 2000, the Fund's return was (3.12%).

The highest quarterly return for the Fund from April 29, 1994 to December 31, 1999, was 48.04% (for the quarter ended December 31, 1998) and the lowest quarterly return was (17.28%) (for the quarter ended September 30, 1998).

This table compares the Fund's average annual returns to the returns of the S&P 500 Index.
-------------------------------------------------

                       1 YEAR    5 YEARS   SINCE INCEPTION**
                       -------   -------   -----------------
The Fund               100.95%   40.07%         40.13%
S&P 500 Index           21.05%   28.56%         25.68%

-------------------------------------------------
** 4/29/94.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

NORTH AMERICAN -- AG
SMALL CAP INDEX
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS TRACKING
                      THE RUSSELL 2000
                      INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE
Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

INVESTMENT STRATEGY
The Fund invests in a sampling of stocks in the index that, as a group, should reflect its performance. The stocks of the Russell 2000 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

An index fund holding a large sampling of the 2,000 stocks in the Russell 2000 Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has been negative at certain times. There is no assurance that a positive return will occur in the future. Because the companies whose stocks the Fund owns are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their stock value may offer greater potential for appreciation.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the Russell            at least 65%
2000 Index
----------------------------------------------------
Futures and options              no more than 33%
----------------------------------------------------
Investments not in the
Russell 2000 Index
    Common stock and             no more than 35%
    related securities
    High quality money
    market securities
    Illiquid securities
----------------------------------------------------
* At time of purchase.

INVESTMENT RISK

As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

   Smaller Capitalization Company Risk: the risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

   Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "More about
Portfolio Investments".

Additional information
about INDEX FUNDS
is provided under "About
Index Equity Funds".

SMALL CAP INDEX
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-------------------------------------------------

The performance information presented herein is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Russell 2000 Index. Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund. Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below.

                                  [Bar chart]

------------
* For the year-to-date through June 30, 2000, the Fund's return was 2.34%.

The highest quarterly return for the Fund from May 1, 1992 to December 31, 1999, was 18.58% (for the quarter ended December 31, 1999) and the lowest quarterly return was (19.75%)% (for the quarter ended September 30, 1998).

This table compares the Fund's average annual returns to the returns of the Russell 2000 Index for the one- and five-calendar year periods and since inception of the Fund.
-------------------------------------------------

                        1 YEAR    5 YEARS   SINCE INCEPTION**
                       --------   -------   -----------------
The Fund                21.29%    16.75%         13.82%
Russell 2000 Index      21.26%    16.69%         14.80%

-------------------------------------------------
** 5/01/92.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

NORTH AMERICAN -- AG
STOCK INDEX FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS TRACKING
                      THE S&P 500 INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE
Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index.

INVESTMENT STRATEGY
The Fund invests in a sampling of stocks in the index that, as a group, should reflect its performance. The stocks of the S&P 500 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on optimization to determine, of the stocks tracked by the index, how many and which ones to buy.

This Fund which holds nearly all of the 500 stocks in the S&P 500 Index avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future. The S&P 500 Index includes the stocks of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the S&P 500            at least 65%
Index
----------------------------------------------------
Futures and options              no more than 33%
----------------------------------------------------
Investments not in the
S&P 500 Index
    Common stock and             no more than 35%
    related securities
    High quality money
    market securities
----------------------------------------------------
* At time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "More about
Portfolio Investments".

Additional information
about INDEX FUNDS
is provided under "About
Index Equity Funds".

STOCK INDEX
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-------------------------------------------------

The performance information presented herein is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500 Index. Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below.

                                  [Bar chart]

------------
* For the year-to-date through June 30, 2000, the Fund's return was (0.57%).

The highest quarterly return for the Fund from January 1, 1990 to December 31, 1999, was 21.21% (for the quarter ended December 31, 1998) and the lowest quarterly return was (14.40%) (for the quarter ended September 30, 1990).

This table compares the Fund's average annual returns to the returns of the S&P 500 Index for the one-, five- and ten-calendar year periods.

-------------------------------------------------

                       1 YEAR   5 YEARS   10 YEARS
                       ------   -------   --------
The Fund               20.57%   28.28%     17.66%
S&P 500 Index          21.05%   28.56%     18.21%

-------------------------------------------------



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

MORE ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

EQUITY SECURITIES
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except Money Market in this prospectus may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts ("ADRs", "EDRs" and "GDRs"). More information about these equity securities is included elsewhere in this Prospectus or contained in the Statement of Additional Information.

FIXED INCOME SECURITIES
Fixed income securities include a broad array of short, medium and long-term obligations, including notes and bonds. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

All of the Funds may invest in fixed income securities.

Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds the Funds may invest in are as follows: U.S. Government bonds and investment grade corporate bonds. For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds that are rated Baa by Moody's or BBB by S&P have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody's or BBB-by S&P (commonly referred to as high yield, high risk or "junk bonds") are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the

ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information about
BONDS AND RATINGS OF
BONDS, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Bonds are not the only type of fixed income security. Other fixed income securities include but are not limited to U.S. and foreign corporate fixed income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may be acquired with warrants attached. For more information about specific income securities see the Statement of Additional Information.

ASSET-BACKED SECURITIES
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders.

All of the Funds in this prospectus may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

LOAN PARTICIPATIONS
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus may invest in loan participations.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. All Funds may invest in mortgage-related securities.

Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

For more information about
LOAN PARTICIPATIONS see
the Statement of Additional
Information.

For more information about
MORTGAGE-RELATED SECURITIES,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Mortgage-Related Securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

VARIABLE RATE DEMAND NOTES

All Funds may invest in variable rate demand notes ("VRDNs"). VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Money Market also may invest in participation VRDNs, which provide the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements, and with respect to Money Market, the conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.

FOREIGN SECURITIES

All of the Funds may invest in securities of foreign issuers. Such foreign securities may be denominated in foreign currencies, except with respect to Money Market which may only invest in U.S. dollar-denominated securities of foreign issuers. Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs.

There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

ADRS

ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.

FOREIGN CURRENCY

All of the Funds, except Money Market, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund.

The Funds, except Money Market, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar.

ILLIQUID SECURITIES

An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by American General Advisers or the Fund's sub-adviser to be illiquid solely by reason of being restricted. Instead, American General Advisers or the sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Directors. If American General Advisers or the sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

All the Funds may buy illiquid securities, but are restricted as to how much money they may invest in them.

FUTURES AND OPTIONS

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

Futures contracts and options may not always be successful hedges; their prices can be highly

For more information about
ILLIQUID SECURITIES see the
Statement of Additional
Information.

For more information about
FOREIGN SECURITIES, see the
Statement of Additional
information.

For more information on
FUTURES AND OPTIONS,
see the Statement of
Additional information.

For more information about
FOREIGN CURRENCY
EXCHANGE TRANSACTIONS,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund's initial investment in such contracts.

The Funds, except Money Market, may also buy futures and options.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or Standard & Poor's or another nationally recognized rating service or if unrated, deemed high quality by American General Advisers.

These high quality money market securities include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.

-   Commercial paper sold by corporations and finance companies.

-   Corporate debt obligations with remaining maturities of 13 months or less.

- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities, variable rate demand notes.

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

REVERSE REPURCHASE AGREEMENTS AND BORROWINGS

A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Science & Technology may enter into Reverse Repurchase Agreements.

If a Fund's positions in reverse repurchase agreements or similar transactions are not covered by liquid assets, such transactions would be subject to the Funds' limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See "Investment Restrictions" in the Statement of Additional Information for a complete listing of each Fund's investment restrictions.

LENDING PORTFOLIO SECURITIES

Each Fund except Science & Technology may lend up to 30% of its total assets to broker-dealers and other financial institutions to earn more money for the Fund. Science & Technology may lend up to 33 1/3% of its total assets.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodian, as monitored by American General Advisers and authorized by the Board of Directors.

For more information about
WHEN-ISSUED SECURITIES,
see the Statement of
Additional Information.

For more information about
MONEY MARKET SECURITIES
OF FOREIGN ISSUERS the
Funds may purchase, see
the Statement of Additional
Information.

For more information about
LENDING PORTFOLIO
SECURITIES, see the
Statement of Additional
Information.

For more information about
REPURCHASE AGREEMENTS, see the
Statement of Additional
Information.

For more information about
REVERSE REPURCHASE AGREEMENTS
AND BORROWINGS, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the Investment Company Act of 1940 ("the 1940 Act").

All of the Funds except Nasdaq-100(R) Index and Science & Technology may invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

Science & Technology may invest more than 5% of its total assets in one company or more than 10% of their total assets in the voting securities of one company as long as the total of these investments does not exceed 25% of total assets.

Nasdaq-100(R) Index is a non-diversified Fund, and is able to invest more than 25% in the technology industry as explained in its Fact Sheet.

A WORD ABOUT RISK

As described in the fact sheet for each Fund, participation in a Fund involves risk -- even the risk that you will receive a minimal return on your investment or the value of your investment will decline. It is important for you to consider carefully the following risks when you allocate purchase payments to the Funds.

Market Risk

Market risk refers to the loss of capital resulting from changes in the price of investments. Generally, equity securities are considered to be subject to market risk. For example, market risk occurs when the expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company may be experiencing a growth in profits, the price of its stock could fall.

Credit Risk

Credit risk refers to the risk that an issuer of a fixed income security may be unable to pay principal or interest payments due on the securities. To help American General Advisers and the Funds' sub-advisers decide which corporate and foreign fixed income securities to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on their own research, to lower the risk of a company that may not pay the interest or principal on the fixed income security.

The credit risk of a Fund depends on the quality of its investments. Fixed income securities that are rated as investment grade have ratings ranging from AAA to BBB. These fixed income securities are considered to have adequate ability to make interest and principal payments.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. Fixed income securities such as U.S. Government bonds are subject to interest rate risk. If a Fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a Fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the Fund wants to sell the bond paying an interest rate of 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying an interest rate of 7%.

Prepayment Risk

Many types of fixed income securities, including mortgage backed and asset backed securities, are subject to prepayment risk. Prepayment risk is the risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring a Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through to the Fund. Securities subject to prepayment risk also pose a potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower rate than expected thereby lengthening the maturity of the security and making it more sensitive to interest rate changes.

Risks Associated with Foreign Securities

A foreign security is a security issued by an entity domiciled or incorporated outside of the

For more information about
INVESTMENT LIMITATIONS,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

U.S. Among the principal risks of owning foreign securities are:

    Political Risk -- the risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected. In some countries there is the risk that the government may take over the assets or operations of a company and or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

    Currency Risk -- the risk that a foreign currency will decline in value. As long as a Fund holds a security denominated in a foreign currency, its value will be affected by the value of that currency relative to the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk -- the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk -- foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

    Limited Information Risk -- the risk that less government supervision of foreign markets may occur. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices that apply to U.S. issuers. In addition, less public information about operations may exist.

    Developing Country Risk -- the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries. Developing countries are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Although the markets of developing countries offer higher rates of return, they also pose additional risks to investors, including immature economic structures, national policies restricting investments by foreigners and different legal systems.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a Fund's expenses to increase. For example, a Fund may have to pay brokerage fees and other related expenses.

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.

The Financial Highlights tables show the portfolio turnover rate for each of the Funds, other than Money Market, during prior fiscal years.

ABOUT THE SERIES COMPANY'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

American General Advisers is a division of VALIC, a stock life insurance company, which has been in the investment advisory business since 1960 and is the investment adviser for all the Funds. American General Advisers is a registered investment adviser with the SEC and had over $48.8 billion in assets under management as of June 30, 2000. Several of the principal officers, directors and portfolio managers of American General Advisers hold similar positions with AGIM.

As Investment Adviser, American General Advisers oversees the day to day operations of each Fund, supervises the purchase and sale of Fund investments, and performs the cash management function. American General Advisers employs Investment Sub-Advisers who make investment decisions for the Funds, including Nasdaq-100(R) Index and Science & Technology.

The investment advisory agreement between American General Advisers and the Series Company provides for the Series Company to pay all expenses not specifically assumed by the Adviser. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Directors.

William Trimbur, Jr. has been International Equities' Portfolio Manager since 1992. He has been Vice President and Investment Officer for the Series Company since 1987.

Teresa Moro has been Money Market's Portfolio Manager and Vice President and Investment Officer for the Series Company since 1991.

American General Advisers serves as investment adviser through an Investment Advisory Agreement it enters into with each Fund. These agreements are renewed each year, by the Series Company Board of Directors.

For more information on these agreements, see the "Investment Adviser" section in the Statement of Additional Information.

The Series Company relies upon an exemptive order from the Securities and Exchange Commission which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Directors, including a majority of the independent Directors, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of hiring the new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the sub-advisers and oversees the sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.

INVESTMENT SUB-ADVISERS

For some of the Funds, American General Advisers works with Investment sub-advisers, financial service companies that specialize in certain types of investing. However, American General Advisers still retains ultimate responsibility for managing the Funds. The sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

These financial services companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

--------------------------------------------------------------------------------

THE SUB-ADVISERS ARE:

North American -- T. Rowe Price Science & Technology Fund

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")

Since May 1, 1994, T. Rowe Price has been the Sub-adviser for the Science & Technology Fund.

The firm, which was founded by Thomas Rowe Price, Jr. in 1937, is one of the pioneers of the growth stock theory of investing. T. Rowe Price, one of the nation's leading no-load fund managers, and its affiliates manage over $179 billion of assets as of June 30, 2000. Its approach to managing money is based on proprietary research and a strict investment discipline developed over six decades.

The Science & Technology Fund is managed by an Investment Advisory Committee chaired by Charles A. Morris. He has been chairman of this committee since it was started in 1994. Mr. Morris joined T. Rowe Price in 1987 as an investment analyst. He has been managing investments since 1991.

North American -- AG Nasdaq-100(R) Index Fund

AMERICAN GENERAL INVESTMENT MANAGEMENT, L.P. ("AGIM") is the sub-adviser for the North American -- AG Nasdaq-100(R) Index Fund. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors.

Investment decisions for the Fund are made by a team, chaired by Magali E. Azema-Barac. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Ms. Azema-Barac joined American General in September, 1999. From 1995 to 1999, she worked on the equity desk of USWest Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.

HOW AMERICAN GENERAL ADVISERS IS PAID FOR ITS SERVICES

Each Fund pays American General Advisers a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays:

The Investment Advisory Agreements we entered into with each Fund do not limit how much the Funds pay in monthly expenses each year. However, we voluntarily limit the Funds' monthly expenses as follows:

If a Fund's average monthly expenses, when annualized, are more than 2% of the Fund's estimated average daily net assets, we will pay the difference. As a result the Fund's yield or total return will increase. If American General Advisers decides to stop voluntarily reducing a Fund's expenses, it may do so by giving 30 days' notice, in writing, to the Series Company. To date, American General Advisers has not had to reduce expenses of any Fund as a result of this 2% voluntary reduction.

                                                                      Advisory Fee Paid
                                                                      (as a % of average
                         Fund Name                                    daily net assets)
                         ---------                            ----------------------------------
International Equities Fund                                     0.35% on the first $500 million;
                                                               0.25% on assets over $500 million
MidCap Index Fund                                               0.35% on the first $500 million;
                                                               0.25% on assets over $500 million
Money Market Fund                                                                          0.50%
Nasdaq-100(R) Index                                                                        0.40%
Science & Technology Fund                                                                  0.90%
Small Cap Index Fund                                            0.35% on the first $500 million;
                                                               0.25% on assets over $500 million
Stock Index Fund                                                0.35% on the first $500 million;
                                                               0.25% on assets over $500 million

T. ROWE PRICE'S
PRINCIPAL OFFICES
are located at
100 East Pratt Street,
Baltimore, Maryland
21202.

ABOUT INDEX EQUITY FUNDS
--------------------------------------------------------------------------------


Several of the Funds in this Prospectus are Index Equity Funds investing mostly in stocks. Their investment strategy is to track the performance of a specific index. This strategy is followed whether markets go up or down. As part of this investment strategy, each Fund may also invest in futures contracts and options. Because these Funds do not have a defensive investment strategy, when the market goes down, you will bear the risk of such market decline.


Index Funds perform best over the long term. This means you should plan to keep your money in an Index Fund for a period of years.

WHAT IS AN INDEX?
An index reflects the average performance of a particular class of securities. Examples of indexes include large company stocks (S&P 500 Index), mid-size company stocks (S&P MidCap 400 Index), the bond market, or stocks of companies in specific industries. Indexes are not managed funds, and cannot be bought. Investment advisers compare the results of the funds they manage to indexes that are close to the investment style of the fund. Information about the Series Company's use of Standard & Poor's Indexes is in the Statement of Additional Information.

WHICH INDEXES DO THESE FUNDS TRY
TO TRACK?

While there are more than a hundred different indexes, the Index Funds in this prospectus try to track prominent stock indexes:


Stock Index tracks the
Standard & Poor's 500 Stock Index(R)*

The Standard & Poor's 500 Stock Index(R) tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. These companies are usually listed on the New York Stock Exchange. It also tracks performance of common stocks sold by foreign and smaller U.S. companies in similar industries. The smaller U.S. companies are usually listed on the American Stock Exchange. In total, this index tracks 500 common stocks.

This index may periodically change some of the stocks it tracks. And, different indexes sometimes track some of the same stocks.

MidCap Index tracks the
Standard & Poor's MidCap 400(R) Index*

The Standard & Poor's MidCap 400(R) Index tracks the common stock performance of 400 medium capitalized U.S. and foreign companies that are in the manufacturing, utilities, transportation, and financial industries. The average market capitalization of the S&P MidCap 400 Index was $2.4 billion as of August 31, 2000.

Standard & Poor's created this Index in 1991 to give investors an idea of how the stocks of medium capitalized companies generally perform.

Standard & Poor's may periodically change some of the stocks in the index. And, different indexes sometimes include some of the same stocks. This Index does not track the same stocks as the S&P 500 Index.

Small Cap Index tracks
The Russell 2000(R) Index**

The Russell 2000 Index is provided by The Frank Russell Company. This Index tracks the common stock performance of 2,000 small capitalized U.S. companies in various industries. Small capitalized means these companies have a market value below $1 billion.

The Frank Russell Company created this Index in 1979 to give investors an idea of how the stocks of small capitalized companies generally perform. The average market capitalization of the Russell 2000 Index was $580 million as of June 30, 2000.

The stocks tracked by this Index are updated annually because many small capitalized companies eventually become medium capitalized companies and some fail.

------------
 * "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in these Funds.

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

INDEX FUNDS have
outperformed most mutual
funds over consecutive ten
year periods. However,
because they are managed
to track an index they will
rise and fall with the
market.

--------------------------------------------------------------------------------

International Equities tracks
The Morgan Stanley Capital International,
Europe, Australasia and the Far East
(EAFE) Index.

The EAFE Index tracks the performance of about 1,000 common stocks of companies in 20 foreign countries. This index provides a measure of the performance of companies in the more developed countries in Europe, Australia and the Far East.

Morgan Stanley publishes the EAFE Index daily and, at times, may change some of the stocks in the index.

NASDAQ-100 INDEX(R)

The Product(s) is not sponsored, endorsed, sold or promoted by the Nasdaq Stock Market Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to North American-AG Nasdaq-100(R) Index Fund (Licensee) is the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Products.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED HEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

HOW CLOSELY CAN INDEX FUNDS TRACK
THE PERFORMANCE OF THEIR INDEX?

The factors that cause a Fund to perform differently from the Index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.

The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r = 0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above 0.95, when measured against the comparison index, shows good tracking.

The index may remove one stock and substitute another requiring American General Advisers to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs. The index incurs no transaction costs. Therefore, the portfolio manager cannot match exactly the performance of an index.

Also, it may not be possible for a Fund to buy every stock in its index or in the same proportions. Fund portfolio managers may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the Index. This keeps brokerage fees and other transaction costs low. For more information, see the "Investment Strategy" sections on each Fund's Fact Sheet.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates, or employee thrift plans maintained by VALIC or American General Corporation.

As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates. When you buy these units, you specify which Funds you want the separate account to invest your money in. The separate account, in turn, buys the shares of the Funds according to your instructions. See your Contract prospectus for more information on the separate account associated with your contract.

When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions. The value of such separate account transactions is based on the next calculation of net asset value after its order is placed with the Fund. For more information on how to participate, see your contract prospectus.

None of the Funds currently foresees any disadvantages to participants arising out of the fact that it may offer its shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Board of Directors may refuse to sell shares of any Fund to any separate account or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

NET ASSET VALUE OF THE SERIES
COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:

   Total value of the
   Fund's assets*
   (including money owed
   to the fund but not yet      The Fund's
   collected)               =   Total
-- The Fund's liabilities       Net Asset Value
   (including money owed
   by the Fund but not yet
   paid)
Step 2:
   The Fund's total net
   asset value (from
   Step 1)                      NET ASSET VALUE
/ The total number of the   =   PER SHARE
  Fund's shares that are
  outstanding.

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Directors or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.) The Series Company is closed on the day after Thanksgiving even though the Exchange is open.

Some foreign exchanges trade on weekends or other days when the Funds do not price their shares. For Funds with substantial investments in those markets the net asset value of the Fund's shares may change on days when the separate account may not be able to purchase or redeem Fund shares.

--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily and all other Funds pay dividends once a month.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

TAX CONSEQUENCES

As the owner of a Contract or a participant under your employer's Contract, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult the prospectus for your Contract for further information concerning the federal income tax consequences to you of investing in the Funds.

REDEMPTIONS

Although the Series Company normally redeems Fund shares for cash, the Series Company has the right to pay separate account assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, Independent Auditors for the Series Company, whose report is included in the Statement of Additional Information, which is available upon request.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized. No financial highlights are shown for the Nasdaq-100(R) Index Fund since it is brand-new.

INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

                                                                            FISCAL YEAR ENDED MAY 31,
                                                              -----------------------------------------------------
                                                                2000        1999       1998       1997       1996
                                                              --------    --------   --------   --------   --------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                            $11.32      $11.95     $11.44     $11.15     $10.42
                                                              --------    --------   --------   --------   --------
INVESTMENT OPERATIONS
  Net investment income                                           0.15        0.22       0.23       0.20       0.17
  Net realized & unrealized gain (loss)                           1.90        0.30       0.85       0.63       0.97
                                                              --------    --------   --------   --------   --------
  Total from investment operations                                2.05        0.52       1.08       0.83       1.14
                                                              --------    --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.14)      (0.25)     (0.24)     (0.19)     (0.17)
  Net realized gains                                             (0.68)      (0.90)     (0.33)     (0.35)     (0.24)
                                                              --------    --------   --------   --------   --------
  Total distributions to shareholders                            (0.82)      (1.15)     (0.57)     (0.54)     (0.41)
                                                              --------    --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                                  $12.55      $11.32     $11.95     $11.44     $11.15
                                                              ========    ========   ========   ========   ========
TOTAL RETURN                                                    18.01%       4.43%      9.92%      7.74%     11.14%
                                                              ========    ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.41%       0.43%      0.40%      0.42%      0.42%
  Net investment income to average net assets                    1.20%       1.89%      1.92%      1.75%      1.65%
  Portfolio turnover rate                                          25%          8%         9%        12%        20%
  Net assets at end of year (000's)                           $162,840    $142,108   $155,469   $181,437   $206,259

MIDCAP INDEX FUND
--------------------------------------------------------------------------------

                                                                           FISCAL YEAR ENDED MAY 31,
                                                              ----------------------------------------------------
                                                                2000       1999       1998       1997       1996
                                                              --------   --------   --------   --------   --------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                            $25.64   $  25.27     $20.83     $19.09     $15.68
                                                              --------   --------   --------   --------   --------
INVESTMENT OPERATIONS
  Net investment income                                           0.22       0.23       0.23       0.24       0.24
  Net realized & unrealized gain (loss)                           4.49       2.54       5.80       2.95       4.06
                                                              --------   --------   --------   --------   --------
  Total from investment operations                                4.71       2.77       6.03       3.19       4.30
                                                              --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.22)     (0.23)     (0.23)     (0.24)     (0.24)
  Net realized gains                                             (6.40)     (2.17)     (1.36)     (1.21)     (0.65)
                                                              --------   --------   --------   --------   --------
  Total distributions to shareholders                            (6.62)     (2.40)     (1.59)     (1.45)     (0.89)
                                                              --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                                  $23.73   $  25.64     $25.27     $20.83     $19.09
                                                              ========   ========   ========   ========   ========
TOTAL RETURN                                                    21.36%     11.91%     29.62%     17.48%     28.10%
                                                              ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.36%      0.38%      0.36%      0.40%      0.41%
  Net investment income to average net assets                    0.90%      0.92%      0.95%      1.24%      1.36%
  Portfolio turnover rate                                          41%        41%        26%        19%        21%
  Net assets at end of year (000's)                           $922,679   $817,573   $804,318   $607,061   $540,688

MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                           FISCAL YEAR ENDED MAY 31,
                                                              ---------------------------------------------------
                                                                2000       1999       1998       1997      1996
                                                              --------   --------   --------   --------   -------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                             $1.00      $1.00      $1.00      $1.00     $1.00
                                                              --------   --------   --------   --------   -------
INVESTMENT OPERATIONS
  Net investment income                                           0.05       0.05       0.05       0.05      0.05
                                                              --------   --------   --------   --------   -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.05)     (0.05)     (0.05)     (0.05)    (0.05)
                                                              --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD                                   $1.00      $1.00      $1.00      $1.00     $1.00
                                                              ========   ========   ========   ========   =======
TOTAL RETURN                                                     5.21%      4.84%      5.25%      5.02%     5.26%
                                                              ========   ========   ========   ========   =======
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.56%      0.57%      0.54%      0.57%     0.57%
  Net investment income to average net assets                    5.13%      4.66%      5.14%      4.95%     5.14%
  Net assets at end of year (000's)                           $484,934   $347,394   $190,975   $128,125   $83,618

SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                              FISCAL YEAR ENDED MAY 31,
                                                              ----------------------------------------------------------
                                                                 2000         1999         1998        1997       1996
                                                              ----------   ----------   ----------   --------   --------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                              $29.95       $22.07       $19.88     $20.48     $14.43
                                                              ----------   ----------   ----------   --------   --------
INVESTMENT OPERATIONS
  Net investment income (loss)                                     (0.11)       (0.10)       (0.09)        --         --
  Net realized & unrealized gain                                   16.37        10.36         2.28       0.33       8.08
                                                              ----------   ----------   ----------   --------   --------
  Total from investment operations                                 16.26        10.26         2.19       0.33       8.08
                                                              ----------   ----------   ----------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               --           --           --         --         --
  Net realized gains                                               (5.07)       (2.38)          --      (0.93)     (2.03)
                                                              ----------   ----------   ----------   --------   --------
  Total distributions to shareholders                              (5.07)       (2.38)          --      (0.93)     (2.03)
                                                              ----------   ----------   ----------   --------   --------
NET ASSET VALUE, END OF PERIOD                                    $41.14       $29.95       $22.07     $19.88     $20.48
                                                              ==========   ==========   ==========   ========   ========
TOTAL RETURN                                                      $52.65       48.34%       10.85%      1.81%     58.28%
                                                              ==========   ==========   ==========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                   0.96%        0.96%        0.95%      0.96%      0.94%
  Net investment income to average net assets                     (0.40%)      (0.46%)      (0.46%)    (0.29%)    (0.07%)
  Portfolio turnover rate                                           130%         149%         128%       122%       116%
  Net assets at end of year (000's)                           $3,314,052   $1,683,585   $1,023,141   $804,982   $567,187

SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                                           FISCAL YEAR ENDED MAY 31,
                                                              ----------------------------------------------------
                                                                2000       1999       1998       1997       1996
                                                              --------   --------   --------   --------   --------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                            $15.84     $17.94     $16.18     $16.25     $12.49
                                                              --------   --------   --------   --------   --------
INVESTMENT OPERATIONS
  Net investment income                                           0.18       0.19       0.19       0.19       0.20
  Net realized & unrealized gain (loss)                           1.43      (0.74)      3.17       0.93       4.04
                                                              --------   --------   --------   --------   --------
  Total from investment operations                                1.61      (0.55)      3.36       1.12       4.24
                                                              --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.18)     (0.19)     (0.19)     (0.19)     (0.20)
  Net realized gains                                             (1.61)     (1.36)     (1.41)     (1.00)     (0.28)
                                                              --------   --------   --------   --------   --------
  Total distributions to shareholders                            (1.79)     (1.55)     (1.60)     (1.19)     (0.48)
                                                              --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                                  $15.66     $15.84     $17.94     $16.18     $16.25
                                                              ========   ========   ========   ========   ========
TOTAL RETURN                                                    10.22%     (2.45%)    21.34%      7.51%     34.50%
                                                              ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.40%      0.41%      0.39%      0.41%      0.41%
  Net investment income to average net assets                    1.12%      1.20%      1.05%      1.34%      1.36%
  Portfolio turnover rate                                          35%        36%        36%        42%        31%
  Net assets at end of year (000's)                           $228,602   $220,002   $247,183   $192,459   $180,785

STOCK INDEX FUND
--------------------------------------------------------------------------------

                                                                                FISCAL YEAR ENDED MAY 31,
                                                              --------------------------------------------------------------
                                                                 2000         1999         1998         1997         1996
                                                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                              $39.73       $33.38       $26.09       $20.69       $16.81
                                                              ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                             0.41         0.40         0.40         0.39         0.39
  Net realized & unrealized gain (loss)                             3.59         6.51         7.44         5.57         4.26
                                                              ----------   ----------   ----------   ----------   ----------
  Total from investment operations                                  4.00         6.91         7.84         5.96         4.65
                                                              ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (0.39)       (0.41)       (0.40)       (0.39)       (0.38)
  Net realized gains                                               (0.36)       (0.15)       (0.15)       (0.17)       (0.39)
                                                              ----------   ----------   ----------   ----------   ----------
  Total distributions to shareholders                              (0.75)       (0.56)       (0.55)       (0.56)       (0.77)
                                                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                    $42.98       $39.73       $33.38       $26.09       $20.69
                                                              ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                                      10.10%       20.85%       30.30%       29.24%       28.17%
                                                              ==========   ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                   0.31%        0.32%        0.31%        0.34%        0.35%
  Net investment income to average net assets                      0.97%        1.13%        1.33%        1.76%        2.05%
  Portfolio turnover rate                                             6%           2%           3%           3%           3%
  Net assets at end of year (000's)                           $5,373,192   $4,637,628   $3,482,655   $2,444,200   $1,760,786

INTERESTED IN LEARNING MORE?
--------------------------------------------------------------------------------

The Statement of Additional Information incorporated by reference into this prospectus contains additional information about the Series Company's operations.

Further information about the Funds' investments is available in the Series Company's annual and semi-annual reports to shareholders. The Series Company's annual report discusses market conditions and investment strategies that significantly affected the Series Company's performance results during its last fiscal year.

American General Advisers can provide you with a free copy of these materials or other information about the Series Company. You may reach American General Advisers by calling 1-800-44-VALIC or by writing to 2929 Allen Parkway, Houston, Texas 77019.

The Securities and Exchange Commission also maintains copies of these documents:

    To view information online: Access the SEC's web site at http://www.sec.gov.

    To review a paper filing or to request that documents be mailed to you, contact:

                           SEC Public Reference Room
                          Washington, D.C. 20549-6009
                                 1-800-SEC-0330

        A duplicating fee will be assessed for all copies provided.

Investment Company Act filing number 811-8912.                 VA 9017 VER 10/00